NVIT Real Estate Fund
FUND SUMMARY: NVIT REAL ESTATE FUND
Objective
The Fund seeks current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Real Estate Fund	Class I Shares	Class II Shares	Class Y Shares
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	none	0.25%	none
Other Expenses	0.23%	0.23%	0.08%
Total Annual Fund Operating Expenses	0.93%	1.18%	0.78%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	95	296	515	1,143
Class II Shares	120	375	649	1,432
Class Y Shares	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149.86% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies that are located in the United States. Equity securities in which the Fund invests are primarily common stocks of companies of any size, including smaller companies, and include the securities of real estate investment trusts (“REITs”). The Fund does not invest in real estate directly. The Fund is nondiversified, which means that the Fund may hold larger positions in fewer securities than other funds.

The Fund’s subadviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The subadviser seeks a balanced approach to investing, attempting to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The subadviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The subadviser may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Sector risk – emphasizing investments in real estate businesses can make the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.

Real estate market risk – your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may continue to fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions. For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. These developments may also adversely affect the prices at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

REIT risk – REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), affecting their value. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Highest Quarter: 31.60% – 3rd qtr. of 2009 Lowest Quarter: -29.64% – 1st qtr. of 2009
The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2013)
Average Annual Total Returns NVIT Real Estate Fund	1 Year	5 Years	Since Inception	Inception Date
Class I shares	3.05%	16.70%	4.36%	Mar. 25, 2008
Class II shares	2.70%	16.38%	4.06%	Mar. 25, 2008
Class Y shares	3.05%	16.70%	4.36%	Mar. 25, 2008
FTSE NAREIT® All Equity REITs Index (reflects no deduction for fees or expenses)	(1.33%)	11.83%	4.57%	Mar. 25, 2008